American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2021 ■ Statement of Additional Information dated April 1, 2021

The following replaces the Non-U.S. Intrinsic Value entry in the management fee table under Investment Advisor on page 31 of the Statement of Additional Information:

Fund	Class	Percentage of Strategy Assets
Non-U.S. Intrinsic Value	Investor, A and R	1.15%
	I	0.95%
	R6 and G	0.80%

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